GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Balance as of December 31, 2021	$-
Addition	13,656,724
Impairment loss	(6,098,435)
Balance as of December 31, 2022	$7,558,289